SUPPLEMENT DATED FEBRUARY 6, 2006

TO PROSPECTUS DATED MAY 1, 2002 FOR

KEMPER INVESTORS LIFE INSURANCE COMPANY

FLEXIBLE PREMIUM

VARIABLE LIFE INSURANCE POLICY

ZURICH KEMPER LIFEINVESTOR

Issued By

KILICO VARIABLE SEPARATE ACCOUNT

of

KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends certain information contained in your Zurich Kemper Lifeinvestor Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Effective February 6, 2006, Scudder Variable Series I, Scudder Variable Series II, and Scudder Investments VIT Funds are changing their names and the names of their Portfolios. Therefore, the following name changes will take effect February 6, 2006 to the applicable Portfolios and the corresponding Subaccounts.

Current Name	New Name
Scudder Variable Series I	DWS Variable Series I
Scudder Growth and Income	DWS Growth & Income VIP

Scudder Variable Series II	DWS Variable Series II
Scudder Fixed Income	DWS Core Fixed Income VIP
Scudder Government & Agency Securities	DWS Government & Agency Securities VIP
Scudder Money Market	DWS Money Market VIP
Scudder Small Cap Growth	DWS Small Cap Growth VIP
Scudder Total Return	DWS Balanced VIP

Scudder Investments VIT Funds	DWS Investments VIT Funds
Small Cap Index Fund	DWS Small Cap Index VIP

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For use in all states